Long-term Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Long-term Debt	LONG-TERM DEBT

($ millions)	2022	2021
Bank debt	—	331.4
Senior guaranteed notes	1,441.5	1,638.8
Long-term debt	1,441.5	1,970.2
Long-term debt due within one year	538.7	278.1
Long-term debt due beyond one year	902.8	1,692.1
Bank debt
The Company has combined facilities of $2.36 billion, including a $2.26 billion syndicated unsecured credit facility with eleven banks and a $100.0 million unsecured operating credit facility with one Canadian chartered bank. The current maturity dates of the facilities is November 26, 2026. Both of these facilities constitute revolving credit facilities and are extendible annually.
The credit facilities and senior guaranteed notes have covenants which restrict the Company's ratio of senior debt to adjusted EBITDA to a maximum of 3.5:1.0, the ratio of total debt to adjusted EBITDA to a maximum of 4.0:1.0 and the ratio of senior debt to capital, adjusted for certain non-cash items as noted above, to a maximum of 0.55:1.0. The Company was in compliance with all debt covenants at December 31, 2022.
The Company had letters of credit in the amount of $1.8 million outstanding at December 31, 2022 (December 31, 2021 - $1.0 million).
Senior guaranteed notes
At December 31, 2022, the Company has senior guaranteed notes of US$921.0 million and Cdn$195.0 million outstanding. The notes are unsecured and rank pari passu with the Company's bank credit facilities and carry a bullet repayment on maturity. The senior guaranteed notes have financial covenants similar to those of the combined credit facilities described above. The Company's senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Hedged Equivalent (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2022	2021
Cdn$25.0	4.76%	—	November 22 and May 22	May 22, 2022	—	25.0
US$200.0	4.00%	—	November 22 and May 22	May 22, 2022	—	253.1
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	83.2	77.8
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	80.0
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	365.5	341.7
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	348.5	325.9
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	111.0	103.8
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	311.3	291.1
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	27.0	25.4
Senior guaranteed notes		1,249.8			1,441.5	1,638.8
Due within one year		445.0			538.7	278.1
Due beyond one year		804.8			902.8	1,360.7
(1)Includes underlying derivatives which fix the Company's foreign exchange exposure on its US dollar senior guaranteed notes.
Concurrent with the issuance of US$921.0 million senior guaranteed notes, the Company entered into cross currency swaps ("CCS") to manage the Company's foreign exchange risk. The CCS fix the US dollar amount of the individual tranches of notes for purposes of interest and principal repayments at a notional amount of $1.05 billion. See Note 25 - “Financial Instruments and Derivatives” for additional information.